CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	88,000,000	88,000,000
Preferred stock, shares issued	0	6,322,640	6,322,640
Preferred stock, shares outstanding	0	6,322,640	6,322,640
Preferred stock, liquidation preference (in dollars)		$ 85,000,000	$ 85,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	120,000,000	120,000,000
Common stock, shares issued	17,229,892	575,095	573,920
Common stock, shares outstanding	17,228,827	574,030	573,920
Treasury stock at cost, shares	1,065	1,065	1,065